Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.30475%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$528,612.15

Principal:
Principal Collections	$13,250,298.61
Prepayments in Full	$5,361,629.04
Liquidation Proceeds	$136,005.89
Recoveries	$74,560.22
Sub Total	$18,822,493.76
Collections	$19,351,105.91

Purchase Amounts:
Purchase Amounts Related to Principal	$192,847.77
Purchase Amounts Related to Interest	$535.62
Sub Total	$193,383.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,544,489.30

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,544,489.30
Servicing Fee	$207,996.30	$207,996.30	$0.00	$0.00	$19,336,493.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,336,493.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,336,493.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,336,493.00
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,336,493.00
Interest - Class A-4 Notes	$196,613.01	$196,613.01	$0.00	$0.00	$19,139,879.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,139,879.99
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$19,051,866.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,051,866.66
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$18,988,724.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,988,724.66
Regular Principal Payment	$17,621,343.61	$17,621,343.61	$0.00	$0.00	$1,367,381.05
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,367,381.05
Residual Released to Depositor	$0.00	$1,367,381.05	$0.00	$0.00	$0.00
Total		$19,544,489.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,621,343.61
Total					$17,621,343.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,621,343.61	$130.05	$196,613.01	$1.45	$17,817,956.62	$131.50
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$17,621,343.61	$11.21	$347,768.34	$0.22	$17,969,111.95	$11.43

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$122,883,132.96	0.9068866	$105,261,789.35	0.7768398
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$201,473,132.96	0.1281807	$183,851,789.35	0.1169697

Pool Information
Weighted Average APR	2.244%	2.240%
Weighted Average Remaining Term	22.57	21.84
Number of Receivables Outstanding	26,262	25,231
Pool Balance	$249,595,562.81	$230,525,969.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$232,908,872.65	$215,287,529.04
Pool Factor	0.1452806	0.1341809

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$15,238,440.82
Targeted Overcollateralization Amount	$46,674,180.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,674,180.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$128,811.64
(Recoveries)		121	$74,560.22
Net Loss for Current Collection Period			$54,251.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2608%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2823%
Second Prior Collection Period			0.2284%
Prior Collection Period			-0.1499%
Current Collection Period			0.2712%
Four Month Average (Current and Prior Three Collection Periods)			0.1580%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,100	$15,766,097.67
(Cumulative Recoveries)			$3,100,372.21
Cumulative Net Loss for All Collection Periods			$12,665,725.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7372%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,845.39
Average Net Loss for Receivables that have experienced a Realized Loss			$3,089.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	208	$2,838,460.24
61-90 Days Delinquent	0.29%	44	$676,591.58
91-120 Days Delinquent	0.08%	13	$176,593.40
Over 120 Days Delinquent	0.41%	53	$951,313.65
Total Delinquent Receivables	2.01%	318	$4,642,958.87

Repossession Inventory:
Repossessed in the Current Collection Period		12	$266,588.90
Total Repossessed Inventory		24	$469,452.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4044%
Prior Collection Period			0.3884%
Current Collection Period			0.4360%
Three Month Average			0.4096%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7828%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer